Discontinued Operations (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Discontinued Operations [Abstract]
Revenue		$ 668,150		$ 1,256,881
Gross profit		(279,179)		(960,075)
Selling, general and administrative expenses		(111,250)		(261,998)
Depreciation and amortization		(770)		(1,472)
Net loss from discontinued operations		$ (391,199)		$ (1,223,545)